Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 420	$ 11,525	$ 16,009	$ 9,950
Less net income from discontinued operations	171	2,842		6,609
Net income from continuing operations	249	8,683	16,009	3,341
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4	47	69	162
Non-cash lease expense	20	22	45	60
Gain on the sale of fixed assets and investment property		(33)	(1,735)	(41)
Share-based compensation	82	23	23	82
Cancellation of common stock			(11)
Amortization of debt discount	376
Gain on debt extinguishment (PPP loan forgiveness)	(910)
Deferred income taxes	1,469	(476)	418	(1,512)
Changes in operating assets and liabilities:
Deferred course expenses	875	3,086	4,941	(29)
Prepaid expenses and other receivable	481	8,603	710	921
Inventory	9	33	37	8
Other assets		24	49	(725)
Accounts payable-trade	(412)	166	589	(377)
Royalties payable	(11)	(15)	(29)	(61)
Accrued course expenses	(10)	(187)	(290)	(530)
Accrued salaries, wages and benefits	8	(379)	(386)	(121)
Operating lease liability	(20)	(15)	(41)	(61)
Other accrued expenses	(449)	(6,449)	4,157	(2,395)
Deferred revenue	(5,990)	(18,253)	(31,520)	1,646
Net cash used in operating activities - continuing operations	(4,229)	(5,120)	(6,965)	368
Net cash (used in) provided by operating activities - discontinued operations	(41)	43		(350)
Net cash used in operating activities	(4,270)	(5,077)	(6,965)	18
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment				(192)
Proceeds from sale of investment property		370	391
Proceeds from sale of property and equipment			2,500	165
Net cash provided by investing activities - continuing operations		370	2,891	(27)
Net cash used in investing activities - discontinued operations				(8)
Net cash provided by investing activities		370	2,891	(35)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on debt	(8)	(500)	(1,500)	(402)
Proceeds from issuance of debt		2,900	2,900	395
Proceeds from borrowing Paycheck Protection Program loan	1,900
Proceeds from debentures including related parties	900
Net cash provided by financing activities - continuing operations	2,792	2,400	1,400	(7)
Net cash provided by financing activities - discontinued operations
Net cash provided by financing activities	2,792	2,400	1,400	(7)
Effect of exchange rate differences on cash	98	(771)	(860)	725
Net decrease in cash and cash equivalents and restricted cash	(1,380)	(3,078)	(3,534)	701
Cash and cash equivalents and restricted cash, beginning of period, including cash in discontinued operations	2,694	6,228	6,228	5,527
Cash and cash equivalents and restricted cash, end of period	1,314	3,150	2,694	6,228
Supplemental disclosures:
Cash paid during the period for interest		107	214	96
Cash received the period for income taxes, net of payments	(85)			15
Supplemental disclosure of non-cash activity:
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases		(34)	(31)	176
Non-cash disposal of property			$ (363)
Common stock and warrants issued from conversion of senior convertible debenture – related party	355
Initial recognition of beneficial conversion feature for senior secured convertible debt	896
Note payable issued for insurance policy financing	$ 26